5. GROUP STRUCTURE (Details 11) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
OCP
DisclosureOfInvestmentAquisitionsLineItems [Line Items]
Acquisition cost	$ (0.4)
Contingent consideration	(0.1)
Total consideration transferred	(0.5)
Fair value of net assets	25.7
Profit	(25.2)
Share value of the interest in the fair value of associates's identifiable assets and liabilities | OCP
DisclosureOfInvestmentAquisitionsLineItems [Line Items]
Fair value of net assets	9.0
Financial credit with OCP | OCP
DisclosureOfInvestmentAquisitionsLineItems [Line Items]
Fair value of net assets	14.2
Dividends to be received | OCP
DisclosureOfInvestmentAquisitionsLineItems [Line Items]
Fair value of net assets	2.5
CTB
DisclosureOfInvestmentAquisitionsLineItems [Line Items]
Total consideration transferred	(272.0)
Fair value of net assets	272.0
CTB | Financial assets at fair value
DisclosureOfInvestmentAquisitionsLineItems [Line Items]
Fair value of net assets	16.0
CTB | Property, plant and equipment
DisclosureOfInvestmentAquisitionsLineItems [Line Items]
Fair value of net assets	477.0
CTB | Inventories
DisclosureOfInvestmentAquisitionsLineItems [Line Items]
Fair value of net assets	8.0
CTB | VRDs
DisclosureOfInvestmentAquisitionsLineItems [Line Items]
Fair value of net assets	$ (229.0)